Summary of Significant Accounting Policies and Critical Accounting Estimates (Changes in the Carrying Amount of Warranty Obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning balance	$ 2,637	$ 3,279
Provision charged to cost of sales	3,562	2,202
Usage	(2,936)	(2,569)
Adjustments to previously provided warranties, net	(424)	(91)
Currency translation	(60)	(184)
Ending balance	$ 2,779	$ 2,637